Derivatives	12 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
11 - Derivatives
As of March 31, 2025, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £335.0 million and the fair value was $4.7 million. As of March 31, 2025, the notional value of outstanding foreign currency contracts held without a hedge designation was €5.0 million and the fair value was $0.0 million.
As of March 31, 2024, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £728.0 million and the fair value was $0.1 million. As of March 31, 2024, the Company did not have any foreign currency contracts held without a hedge designation.
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	March 31, 2025	March 31, 2024
Designated as cash flow hedges
Foreign currency forward contracts	$428	$919
Non-designated hedges
Foreign currency forward contracts	$5	$—
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of March 31,		As of March 31,
(in millions)	2025	2024	2025	2024
Designated as cash flow hedges
Foreign currency forward contracts	$7	$4	$2	$4
Cash Flow Hedge Gains (Losses)
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income on cash flow hedge derivatives	$9	$8	$5
(Gains) losses reclassified from accumulated other comprehensive income into income	(4)	(18)	5
Income tax benefit (expense) on cash flow hedges	(2)	2	(2)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$3	$(8)	$8
Consolidated Income Statements, before tax:
Research and development	$2	$10	$(3)
Selling, general and administrative expenses	$2	$8	$(2)
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 18 months.
For the fiscal years ended March 31, 2025, 2024, and 2023, the Company’s cash flow hedges were highly effective with immaterial amounts of ineffectiveness recorded in the Consolidated Income Statements for these designated cash flow hedges and all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
Non-designated Hedging Instrument Gains (Losses)
The following table presents net gains (losses) on derivatives not designated as hedging instruments recorded in other non-operating income (loss), net in the Consolidated Income Statements:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Foreign currency forward contracts	$—	$(1)	$(30)
The Company classifies foreign currency forward contracts as Level 2 fair value measurements pursuant to the fair value hierarchy. See Note 12 - Fair Value, for further details.